SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Cash equivalents					$ 0	$ 0
Unrecognized tax benefits	$ 0		$ 0		0	0
Unrecognized tax benefits accrued for interest and penalties	$ 0		$ 0		0	$ 0
Statutory tax rate (as a percent)	21.00%	21.00%	21.00%	21.00%
Anti-dilutive securities attributable to warrants (in shares)			2,977,000
Federal depository insurance coverage			$ 250,000		$ 250,000